S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Apr. 28, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Leuschen
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	our Chief Executive Officer